Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating activities:
Net income (loss)	$ (513)	$ 23
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	177	173
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	133	103
Loss from disposal of assets	1	3
Undistributed income of unconsolidated subsidiaries	42	19
Other non-cash items	55	47
Changes in operating assets and liabilities:
Provisions	357	(75)
Deferred income taxes	98	81
Trade and financing receivables related to sales, net	301	276
Inventories, net	(704)	(746)
Trade payables	126	7
Other assets and liabilities	(82)	(533)
Net cash used in operating activities	(9)	(622)
Investing activities:
Additions to retail receivables	(858)	(1,360)
Collections of retail receivables	1,172	1,814
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	154	162
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(81)	(88)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(300)	(363)
Other	21	423
Net cash provided by investing activities	110	588
Financing activities:
Proceeds from long-term debt	1,835	2,387
Payments of long-term debt	(2,990)	(3,889)
Net increase (decrease) in other financial liabilities	(109)	476
Dividends paid	(2)
Other	(49)	2
Net cash used in financing activities	(1,315)	(1,024)
Effect of foreign exchange rate changes on cash and cash equivalents	141	(407)
Decrease in cash and cash equivalents	(1,073)	(1,465)
Cash and cash equivalents, beginning of year	5,384	5,163
Cash and cash equivalents, end of period	4,311	3,698
Industrial Activities [Member]
Operating activities:
Net income (loss)	(513)	23
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	176	172
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	72	56
Loss from disposal of assets	1	1
Undistributed income of unconsolidated subsidiaries	37	(25)
Other non-cash items	26	22
Changes in operating assets and liabilities:
Provisions	359	(77)
Deferred income taxes	39	38
Trade and financing receivables related to sales, net	(33)	178
Inventories, net	(684)	(738)
Trade payables	174	6
Other assets and liabilities	(134)	(491)
Net cash used in operating activities	(480)	(835)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	76	60
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(80)	(88)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(143)	(117)
Other	(39)	901
Net cash provided by investing activities	(184)	756
Financing activities:
Proceeds from long-term debt	146	155
Payments of long-term debt	(416)	(1,456)
Net increase (decrease) in other financial liabilities	(71)	284
Dividends paid	(2)
Other	(49)	2
Net cash used in financing activities	(392)	(1,015)
Effect of foreign exchange rate changes on cash and cash equivalents	111	(298)
Decrease in cash and cash equivalents	(945)	(1,392)
Cash and cash equivalents, beginning of year	4,551	4,122
Cash and cash equivalents, end of period	3,606	2,730
Financial services [Member]
Operating activities:
Net income (loss)	87	85
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	61	47
Loss from disposal of assets		2
Undistributed income of unconsolidated subsidiaries	(7)	(6)
Other non-cash items	29	25
Changes in operating assets and liabilities:
Provisions	(2)	2
Deferred income taxes	59	43
Trade and financing receivables related to sales, net	341	115
Inventories, net	(20)	(8)
Trade payables	(55)	(16)
Other assets and liabilities	52	(42)
Net cash used in operating activities	546	248
Investing activities:
Additions to retail receivables	(858)	(1,360)
Collections of retail receivables	1,172	1,814
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	78	102
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(1)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(157)	(246)
Other	60	(418)
Net cash provided by investing activities	294	(108)
Financing activities:
Proceeds from long-term debt	1,689	2,232
Payments of long-term debt	(2,574)	(2,433)
Net increase (decrease) in other financial liabilities	(38)	192
Dividends paid	(75)	(35)
Other		(60)
Net cash used in financing activities	(998)	(104)
Effect of foreign exchange rate changes on cash and cash equivalents	30	(109)
Decrease in cash and cash equivalents	(128)	(73)
Cash and cash equivalents, beginning of year	833	1,041
Cash and cash equivalents, end of period	$ 705	$ 968